Average Annual Total Returns				12 Months Ended
		Apr. 30, 2026	Jul. 31, 2022	Dec. 31, 2024
Morningstar Developed Markets Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar Developed Markets Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent	[1]		16.72%	21.69%
Morningstar Global Mid Cap Target Market Exposure Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	Morningstar Global Mid Cap Target Market Exposure Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent	[1]		11.99%	18.47%
MSCI World Index (reflects no deductions for fees expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	[1]	MSCI World Index* (reflects no deductions for fees expenses and taxes)
Average Annual Return, Percent	[1]		16.73%	21.09%
Tremblant Opportunistic Global ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.65%	14.29%
Performance Inception Date		Jul. 31, 2022
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			20.65%	14.29%
Tremblant Opportunistic Global ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			16.50%	8.46%

[1]	The Morningstar Developed Markets Index has replaced the MSCI World Index as the Fund's broad-based securities market index (1) because the Adviser believes the Morningstar Developed Markets Index is more representative of the securities in which the Fund invests and (2) due to licensing considerations and potential cost savings.